American Century Investments®
Quarterly Portfolio Holdings
American Century® Multisector Income ETF (MUSI)
May 31, 2026

Multisector Income ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 45.3%
Aerospace and Defense — 0.6%
Boeing Co., 5.71%, 5/1/40	525,000	535,483
Carpenter Technology Corp., 5.625%, 3/1/34(1)	280,000	278,532
Honeywell Aerospace, Inc., 4.95%, 3/16/36(1)	409,000	404,720
TransDigm, Inc., 4.625%, 1/15/29	95,000	93,675
		1,312,410
Automobile Components — 0.4%
American Axle & Manufacturing, Inc., 7.75%, 10/15/33(1)	870,000	872,985
Automobiles — 0.5%
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	310,000	328,790
Nissan Motor Acceptance Co. LLC, 6.125%, 9/30/30(1)	875,000	864,638
		1,193,428
Banks — 5.1%
ABN AMRO Bank NV, VRN, 3.32%, 3/13/37(1)	600,000	542,210
Banco Nacional de Mexico SA, VRN, 6.70%, 8/7/36(1)	424,000	423,640
Bank of America Corp., VRN, 5.49%, 4/23/37	425,000	423,209
Bank of Montreal, VRN, 5.30%, 6/2/37(2)	325,000	325,869
Bank of Montreal, VRN, 7.70%, 5/26/84	1,656,000	1,739,088
Bank of Nova Scotia, VRN, 4.90%, 6/5/32(2)	285,000	285,385
Bank of Nova Scotia, VRN, 8.00%, 1/27/84	1,110,000	1,174,615
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 5.40%, 6/3/31(1)(2)	200,000	200,516
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, VRN, 5.125%, 1/18/33(1)	400,000	391,502
Dresdner Funding Trust I, 8.15%, 6/30/31(1)	797,000	859,826
Fifth Third Bank NA, VRN, 5.33%, 8/25/33	645,000	646,964
FNB Corp., VRN, 5.72%, 12/11/30	542,000	546,181
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	400,000	401,348
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	409,000	426,225
Freedom Mortgage Holdings LLC, 6.875%, 5/1/31(1)	500,000	484,917
JPMorgan Chase & Co., VRN, 4.26%, 2/22/48	365,000	303,210
Morgan Stanley Bank NA, VRN, 4.79%, 5/10/30(3)	250,000	250,743
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	810,000	841,334
Western Alliance Bancorp, VRN, 3.00%, 6/15/31	595,000	577,864
Zions Bancorp NA, 3.25%, 10/29/29	910,000	857,565
		11,702,211
Beverages — 0.3%
Maple Parent Holdings Corp., 4.75%, 3/26/29(1)	255,000	255,002
Maple Parent Holdings Corp., 5.05%, 3/26/31(1)	540,000	540,519
		795,521
Biotechnology — 0.1%
BioMarin Pharmaceutical, Inc., 5.50%, 2/15/34(1)	210,000	207,573
Broadline Retail — 0.5%
Amazon.com, Inc., 4.55%, 3/13/33	1,200,000	1,187,623
Building Products — 0.8%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	522,000	509,240
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	845,000	778,242
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)	205,000	208,258
Standard Industries, Inc., 4.375%, 7/15/30(1)	250,000	238,316
		1,734,056

Capital Markets — 4.0%
Apollo Debt Solutions BDC, 5.20%, 12/8/28(1)	450,000	445,401
Ares Strategic Income Fund, 5.70%, 3/15/28	308,000	308,378
Blackstone Private Credit Fund, 3.25%, 3/15/27	840,000	828,223
Blackstone Private Credit Fund, 5.95%, 7/16/29	533,000	533,743
Blue Owl Capital Corp., 3.40%, 7/15/26	840,000	838,797
Blue Owl Credit Income Corp., 7.75%, 9/16/27	285,000	291,072
Blue Owl Credit Income Corp., 7.75%, 1/15/29	1,010,000	1,044,445
Charles Schwab Corp., VRN, 5.49%, 5/21/37	250,000	253,636
Citadel Finance LLC, 5.90%, 2/10/30(1)	433,000	437,390
Citadel Finance LLC, 5.15%, 2/14/31(1)	285,000	278,900
Goldman Sachs BDC, Inc., 5.10%, 1/28/29	251,000	245,619
Goldman Sachs Private Credit Corp., 5.05%, 2/23/28	455,000	452,316
Golub Capital BDC, Inc., 2.05%, 2/15/27	328,000	320,597
Golub Capital BDC, Inc., 7.05%, 12/5/28	470,000	483,902
Golub Capital Private Credit Fund, 5.45%, 8/15/28(1)	440,000	436,518
HPS Corporate Lending Fund, 4.90%, 9/11/28	255,000	250,662
HPS Corporate Lending Fund, 6.25%, 9/30/29	359,000	362,281
North Haven Private Income Fund LLC, 5.125%, 9/25/28(1)	647,000	633,452
Oaktree Strategic Credit Fund, 6.50%, 7/23/29	685,000	692,309
		9,137,641
Chemicals — 0.9%
Celanese U.S. Holdings LLC, 7.00%, 2/15/31	720,000	746,853
CompoSecure Holdings LLC, 5.625%, 2/1/33(1)	570,000	553,658
Ecolab, Inc., 5.15%, 6/15/33	370,000	375,766
Ecolab, Inc., 5.35%, 6/15/36	300,000	305,145
		1,981,422
Commercial Services and Supplies — 0.2%
Williams Scotsman, Inc., 6.625%, 6/15/29(1)	520,000	533,414
Construction and Engineering — 0.1%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	200,000	177,012
Construction Materials — 0.2%
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	408,000	414,266
Consumer Finance — 0.5%
Navient Corp., 9.375%, 10/15/31	261,000	260,067
Stellantis Financial Services U.S. Corp., 4.95%, 9/15/28(1)	775,000	772,095
Stellantis Financial Services U.S. Corp., 5.80%, 6/15/31(1)(2)	218,000	218,466
		1,250,628
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, 3/31/31(1)	384,000	378,587
Containers and Packaging — 0.2%
Amcor Flexibles North America, Inc., 5.125%, 3/12/36	309,000	303,476
Owens-Brockway Glass Container, Inc., 9.50%, 6/1/33(1)	167,000	171,801
		475,277
Diversified REITs — 2.6%
American Assets Trust LP, 3.375%, 2/1/31	1,175,000	1,068,155
Brandywine Operating Partnership LP, 8.30%, 3/15/28	664,000	691,369
Fibra SOMA Trust F/6185, 7.125%, 5/28/36(1)	278,000	277,194
Global Net Lease, Inc., 4.50%, 9/30/28(1)	900,000	882,271
GLP Capital LP/GLP Financing II, Inc., 5.625%, 3/1/36	445,000	437,196
Kilroy Realty LP, 3.05%, 2/15/30	305,000	280,912
Kilroy Realty LP, 5.875%, 10/15/35	670,000	657,248
Piedmont Operating Partnership LP, 6.875%, 7/15/29	127,000	133,532
Piedmont Operating Partnership LP, 2.75%, 4/1/32	94,000	79,940
Piedmont Operating Partnership LP, 5.625%, 1/15/33	920,000	912,952
Trust 2401, 7.70%, 1/23/32(1)	295,000	315,274

Vornado Realty LP, 5.75%, 2/1/33	327,000	326,070
		6,062,113
Diversified Telecommunication Services — 1.4%
AT&T, Inc., 5.25%, 10/30/36	154,000	152,518
AT&T, Inc., 6.20%, 10/30/56	246,000	247,778
Core Scientific Finance I LLC, 7.75%, 5/15/31(1)	580,000	593,454
Level 3 Financing, Inc., 7.00%, 3/31/34(1)	814,406	844,707
SE Cosmos LLC, 8.875%, 5/1/31(1)	520,000	544,193
Verizon Communications, Inc., VRN, 6.20%, 5/14/56	352,000	357,487
Verizon Communications, Inc., VRN, 6.05%, 5/14/58	377,000	382,054
		3,122,191
Electric Utilities — 2.3%
Baltimore Gas & Electric Co., 6.05%, 6/1/56	244,000	251,494
Comision Federal de Electricidad, 6.05%, 1/28/34(1)	203,000	199,397
Constellation Energy Generation LLC, 5.30%, 6/1/36	291,000	289,911
COX Asset Mexico SA de CV, 7.75%, 5/8/36(1)(3)	320,000	330,400
Emera U.S. Finance LLC, 5.20%, 4/1/33	184,000	183,211
Emera, Inc., Series 16-A, VRN, 6.75%, 6/15/76	501,000	501,322
Hawaiian Electric Co., Inc., 6.00%, 10/1/33(1)	508,000	504,486
Hydro One, Inc., 4.75%, 5/30/31	147,000	147,583
NRG Energy, Inc., 6.125%, 5/15/36(1)	301,000	300,511
Palomino Funding Trust I, 7.23%, 5/17/28(1)	520,000	541,268
Southern Co. Gas Capital Corp., VRN, 6.05%, 9/15/56	247,000	248,262
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	617,000	642,349
VoltaGrid LLC, 7.375%, 11/1/30(1)	534,000	556,316
Xcel Energy, Inc., VRN, 5.75%, 12/3/56	560,000	555,218
		5,251,728
Electrical Equipment — 0.0%
WESCO Distribution, Inc., 5.50%, 4/15/34(1)	101,000	100,518
Financial Services — 1.9%
Antares Holdings LP, 7.95%, 8/11/28(1)	680,000	705,130
Atlas Warehouse Lending Co. LP, 4.625%, 11/15/28(1)	620,000	612,466
Essent Group Ltd., 6.25%, 7/1/29	820,000	847,557
NMI Holdings, Inc., 6.00%, 8/15/29	563,000	576,180
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	747,000	754,979
Rocket Cos., Inc., 6.125%, 8/1/30(1)	375,000	380,935
Rocket Cos., Inc., 6.375%, 8/1/33(1)	235,000	238,936
UWM Holdings LLC, 6.25%, 3/15/31(1)	210,000	192,970
		4,309,153
Food Products — 0.3%
Minerva Luxembourg SA, 7.50%, 4/22/36(1)	730,000	702,078
Gas Utilities — 0.1%
Grupo Energia Bogota SA ESP, 5.75%, 10/22/35(1)	200,000	194,445
Ground Transportation — 0.3%
Fedex Freight Holding Co., Inc., 4.65%, 3/15/31(1)	686,000	676,049
Health Care Equipment and Supplies — 0.6%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	837,000	860,093
Medline Borrower LP/Medline Co-Issuer, Inc., 5.00%, 6/15/31(1)	295,000	294,852
Medline Borrower LP/Medline Co-Issuer, Inc., 5.25%, 6/15/33(1)	210,000	210,199
		1,365,144
Health Care Providers and Services — 1.3%
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)	770,000	754,096
Centene Corp., 4.25%, 12/15/27	518,000	516,660
CVS Health Corp., VRN, 7.00%, 3/10/55	359,000	374,315
HCA, Inc., 5.30%, 5/15/36	625,000	618,217
Humana, Inc., VRN, 6.625%, 9/15/56	314,000	311,484

Rede D'or Finance SARL, 6.55%, 4/28/36(1)	332,000	324,308
		2,899,080
Hotels, Restaurants and Leisure — 1.2%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(3)	970,000	935,230
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	237,000	239,982
Carnival Corp. Ltd., 6.125%, 2/15/33(1)	782,000	792,684
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	420,000	430,543
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	414,000	419,800
		2,818,239
Household Durables — 0.3%
TopBuild Corp., 3.625%, 3/15/29(1)	710,000	704,619
Independent Power and Renewable Electricity Producers — 0.2%
Greenko Wind Projects Mauritius Ltd., 7.25%, 9/27/28(1)	468,860	473,916
Insurance — 0.9%
Allianz SE, VRN, 6.35%, 9/6/53(1)	200,000	208,546
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(1)	350,000	365,217
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	721,000	701,109
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)	838,000	829,013
		2,103,885
Interactive Media and Services — 1.0%
Alphabet, Inc., 4.40%, 2/15/33	950,000	934,929
Meta Platforms, Inc., 4.60%, 11/15/32	1,125,000	1,111,404
Meta Platforms, Inc., 5.25%, 5/15/36	320,000	319,852
		2,366,185
IT Services — 0.0%
CoreWeave, Inc., 9.25%, 6/1/30(1)	105,000	107,201
Machinery — 0.8%
Allison Transmission, Inc., 5.875%, 12/1/33(1)	551,000	552,796
Chart Industries, Inc., 7.50%, 1/1/30(1)	395,000	409,421
Chart Industries, Inc., 9.50%, 1/1/31(1)	474,000	498,514
Flowserve Corp., 5.70%, 5/15/36	383,000	385,759
		1,846,490
Media — 2.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	77,000	76,988
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	585,000	553,225
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31(1)(3)	740,000	751,057
Cox Communications, Inc., 5.70%, 6/15/33(1)	761,000	750,544
Discovery Communications LLC, 3.95%, 3/20/28	439,000	410,281
Discovery Communications LLC, 4.125%, 5/15/29	470,000	470,658
Gray Media, Inc., 7.25%, 8/15/33(1)	480,000	476,387
Nexstar Media, Inc., 6.50%, 9/15/33(1)	261,000	263,265
Nexstar Media, Inc., 7.25%, 4/15/34(1)	326,000	328,246
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	670,000	653,017
Univision Communications, Inc., 8.875%, 4/15/33(1)	309,000	308,133
		5,041,801
Metals and Mining — 0.9%
ArcelorMittal SA, 5.375%, 5/19/36	279,000	277,595
Cleveland-Cliffs, Inc., 7.50%, 9/15/31(1)	181,000	186,978
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)	464,000	476,837
Commercial Metals Co., 5.75%, 11/15/33(1)	665,000	665,913
Mineral Resources Ltd., 6.00%, 5/1/32(1)	412,000	410,751
		2,018,074
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	547,000	536,188

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	1,523,000	1,578,605
		2,114,793
Multi-Utilities — 0.6%
CMS Energy Corp., VRN, 4.75%, 6/1/50	401,000	395,976
Sempra, VRN, 4.125%, 4/1/52	1,012,000	1,003,449
		1,399,425
Oil, Gas and Consumable Fuels — 4.9%
Azule Energy Finance PLC, 8.125%, 1/23/30(1)	302,000	308,719
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	505,000	519,723
Cheniere Energy, Inc., 5.20%, 7/30/36(1)	181,000	178,396
Columbia Pipelines Operating Co. LLC, 5.51%, 5/15/36(1)	263,000	265,830
Enbridge, Inc., VRN, 6.00%, 1/15/77	1,015,000	1,018,477
Energy Transfer LP, 5.95%, 5/15/54	585,000	565,089
Eni SpA, 5.25%, 5/18/36(1)	200,000	198,247
Eni SpA, 6.00%, 5/18/56(1)	200,000	199,639
Enterprise Products Operating LLC, VRN, 5.25%, 8/16/77	1,071,000	1,070,217
Expand Energy Corp., 5.375%, 3/15/30	965,000	973,846
Matador Resources Co., 6.50%, 4/15/32(1)	841,000	852,607
NGPL PipeCo LLC, 5.60%, 8/15/36(1)(2)	190,000	190,268
Occidental Petroleum Corp., 6.20%, 3/15/40	195,000	205,524
Occidental Petroleum Corp., 4.10%, 2/15/47	175,000	135,095
Occidental Petroleum Corp., 4.20%, 3/15/48	270,000	213,962
Ovintiv, Inc., 7.20%, 11/1/31	407,000	449,000
Ovintiv, Inc., 7.375%, 11/1/31	283,000	314,408
Ovintiv, Inc., 7.10%, 7/15/53	365,000	405,295
Permian Resources Operating LLC, 6.25%, 2/1/33(1)	1,007,000	1,035,070
Sunoco LP, 7.00%, 5/1/29(1)	628,000	648,681
Transcanada Trust, VRN, 5.30%, 3/15/77	199,000	198,825
Venture Global Plaquemines LNG LLC, 6.125%, 12/15/30(1)	635,000	652,547
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(1)	535,000	567,732
		11,167,197
Passenger Airlines — 1.1%
American Airlines Pass-Through Trust, Class B, 3.85%, 8/15/29	755,558	739,694
American Airlines, Inc., 7.25%, 2/15/28(1)	606,000	615,061
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(1)	359,000	355,913
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(1)	235,000	230,942
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)	75,000	69,081
United Airlines Holdings, Inc., 5.375%, 3/1/31	580,000	574,355
		2,585,046
Personal Care Products — 0.5%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 5.60%, 1/15/31(1)	1,095,000	1,064,707
Pharmaceuticals — 0.3%
1261229 BC Ltd., 10.00%, 4/15/32(1)	245,000	251,067
Merck & Co., Inc., 5.20%, 5/22/36	280,000	283,628
Merck & Co., Inc., 5.85%, 5/22/56	207,000	212,561
		747,256
Professional Services — 0.2%
Automatic Data Processing, Inc., 5.00%, 5/7/36	315,000	314,277
Broadridge Financial Solutions, Inc., 5.75%, 5/15/36	215,000	215,756
		530,033
Real Estate Management and Development — 0.1%
CBRE Services, Inc., 5.25%, 6/1/36	310,000	305,362
Semiconductors and Semiconductor Equipment — 0.4%
Foundry JV Holdco LLC, 6.25%, 1/25/35(1)	145,000	153,482

Foundry JV Holdco LLC, 6.10%, 1/25/36(1)		200,000	210,395
Intel Corp., 5.30%, 5/15/36		305,000	304,731
Kioxia Holdings Corp., 6.25%, 7/24/30(1)		200,000	206,098
			874,706
Software — 1.9%
AppLovin Corp., 5.375%, 12/1/31		560,000	570,086
Oracle Corp., 4.45%, 9/26/30		380,000	368,512
Oracle Corp., 4.95%, 2/4/31		395,000	388,510
Oracle Corp., 4.80%, 9/26/32		564,000	542,150
Oracle Corp., 5.35%, 5/4/33		500,000	492,306
Salesforce, Inc., 4.90%, 9/15/31		880,000	880,686
ServiceNow, Inc., 5.05%, 5/15/33		185,000	185,937
ServiceNow, Inc., 5.40%, 5/15/36		160,000	161,264
ServiceNow, Inc., 6.30%, 5/15/56		157,000	162,229
SS&C Technologies, Inc., 6.50%, 6/1/32(1)		650,000	656,136
			4,407,816
Specialized REITs — 0.2%
Crown Castle, Inc., 2.90%, 4/1/41		210,000	154,046
Crown Castle, Inc., 4.00%, 11/15/49		91,000	68,482
Crown Castle, Inc., 4.15%, 7/1/50		135,000	104,369
Crown Castle, Inc., 3.25%, 1/15/51		165,000	109,331
			436,228
Specialty Retail — 0.9%
Advance Auto Parts, Inc., 7.00%, 8/1/30(1)		219,000	225,180
Advance Auto Parts, Inc., 7.375%, 8/1/33(1)		435,000	452,850
PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32(1)		610,000	615,205
Wayfair LLC, 6.75%, 11/15/32(1)		690,000	701,516
			1,994,751
Trading Companies and Distributors — 0.4%
Herc Holdings, Inc., 7.25%, 6/15/33(1)		840,000	877,109
TOTAL CORPORATE BONDS (Cost $103,793,244)			104,021,392
ASSET-BACKED SECURITIES — 14.1%
ACM Auto Trust, Series 2025-2A, Class A, SEQ, 5.55%, 6/20/28(1)		317,252	317,759
ACM Auto Trust, Series 2025-2A, Class B, 7.25%, 2/20/32(1)		439,000	443,104
ACM Auto Trust, Series 2025-3A, Class B, 6.08%, 7/20/32(1)		900,000	898,236
ACM Auto Trust, Series 2025-4A, Class A, SEQ, 5.87%, 5/20/30(1)		270,626	271,204
AMCR ABS Trust, Series 2026-A, Class A, SEQ, 5.52%, 5/18/33(1)		412,506	413,399
Aqua Finance Issuer Trust, Series 2025-B, Class D, 6.16%, 5/17/51(1)		504,574	506,883
Avant Credit Card Master Trust, Series 2024-1A, Class B, 5.55%, 4/15/30(1)		474,000	474,863
Avant Loans Funding Trust, Series 2026-REV1, Class D, 5.56%, 5/15/36(1)		723,000	716,227
Barclays Mortgage Loan Trust, Series 2026-CES1, Class A2, 5.15%, 1/25/56(1)		817,000	803,347
BHG Owner Loan Trust, Series 2026-1CON, Class D, 6.37%, 6/17/36(1)		600,000	603,295
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.45%, 7/15/46(1)		304,575	291,440
Bluepeak ABS Issuer LLC, Series 2025-1A, Class A2, SEQ, 5.86%, 12/20/55(1)		450,516	455,377
Canon Music Issuer Trust, Series 2026-1A, Class A, SEQ, 5.52%, 5/1/76(1)		561,000	561,972
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)		72,299	71,597
Centersquare Issuer LLC, Series 2025-3A, Class A2, SEQ, 5.00%, 8/25/55(1)		754,706	727,100
Cherry Securitization Trust, Series 2025-1A, Class B, 6.53%, 11/15/32(1)		800,000	808,765
CLI Funding VIII LLC, Series 2022-1A, Class B, 3.12%, 1/18/47(1)		642,866	583,154
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	350,000	251,083
Compass Datacenters Issuer III LLC, Series 2026-1A, Class A23, SEQ, 5.44%, 2/25/56(1)		747,437	738,768
Concord Music Royalties LLC, Series 2025-1A, Class A2, SEQ, 5.51%, 7/20/75(1)		570,000	572,092
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)		350,000	340,080
DataBank Issuer LLC, Series 2023-1A, Class A2, SEQ, 5.12%, 2/25/53(1)		678,000	671,177

DataBank Issuer LLC, Series 2026-1A, Class A2, SEQ, 5.81%, 2/25/56(1)	687,000	686,995
EDI ABS Issuer 1 LLC, Series 2025-1A, Class B, 4.55%, 7/25/55(1)	306,000	283,322
FinBe USA Trust, Series 2025-1A, Class B, 6.60%, 12/16/30(1)	667,000	658,607
FIP Master Funding LLC, Series 2026-1A, Class A5, SEQ, 5.39%, 3/15/56(1)	671,976	657,760
Flexential Issuer LLC, Series 2025-1A, Class A2, SEQ, 6.03%, 10/25/60(1)	247,853	247,677
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A, SEQ, 1.93%, 7/20/48(1)	247,397	203,017
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 5.21%, (30-day average SOFR plus 1.60%), 8/25/54(1)	279,040	280,037
Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38(1)	167,474	170,828
JP Morgan Mortgage Trust, Series 2025-CES7, Class A1A, 5.06%, 4/25/56(1)	832,831	828,737
JP Morgan Mortgage Trust, Series 2025-CES7, Class A1B, 5.21%, 4/25/56(1)	1,057,920	1,052,744
Kobalt Music Assets LP, Series 2024-1A, Class A2, SEQ, 6.625%, 4/7/64(1)	310,542	313,450
LMRK Issuer Co. 2 LLC, Series 2025-1A, Class A, SEQ, 5.52%, 9/15/55(1)	611,000	606,562
Luxury Lease Partners Auto Lease Trust, Series 2025-A, Class A, SEQ, 5.51%, 3/15/32(1)	311,920	311,535
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(1)	639,986	643,839
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, SEQ, 5.60%, 9/20/65(1)	299,151	300,267
M&T Bank RV Trust, Series 2026-1A, Class A, SEQ, 4.35%, 1/15/46(1)	984,631	974,530
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41%, 9/15/31(1)	544,000	540,281
Mission Lane Credit Card Master Trust, Series 2026-A, Class C, 5.69%, 7/15/32(1)	476,000	476,576
Mosaic Solar Loan Trust, Series 2021-3A, Class B, 1.92%, 6/20/52(1)	624,184	447,712
Mosaic Solar Loan Trust, Series 2023-2A, Class A, SEQ, 5.36%, 9/22/53(1)	207,336	196,466
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	1,286,500	802,454
NP SPE IX LP, Series 2019-1A, Class A1, SEQ, 2.57%, 9/20/49(1)	13,401	13,288
Oportun Issuance Trust, Series 2026-A, Class D, 6.28%, 1/9/34(1)	742,000	739,601
Pawneee Equipment Receivables LLC, Series 2022-1, Class D, 7.23%, 7/17/28(1)	428,000	428,483
Purchasing Power Funding LLC, Series 2026-A, Class D, 5.40%, 8/15/30(1)	733,000	726,175
RCKT Mortgage Trust, Series 2024-CES4, Class A3, SEQ, 6.67%, 6/25/44(1)	850,000	857,801
RCKT Trust, Series 2025-1A, Class D, 5.42%, 7/25/34(1)	286,000	284,342
Regional Management Issuance Trust, Series 2025-1, Class B, 5.53%, 4/17/34(1)	300,000	301,699
Research-Driven Pagaya Motor Asset Trust, Series 2026-1A, Class C, 5.69%, 1/25/35(1)	447,400	440,578
RNL PH Owner LLC, Series 2026-1A, Class C, 5.59%, 3/20/56(1)	667,117	650,890
Scalelogix ABS U.S. Issuer LLC, Series 2025-1A, Class B, 6.16%, 7/25/55(1)	562,000	549,835
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)	502,740	511,179
Stack Infrastructure Issuer LLC, Series 2026-1A, Class A2, SEQ, 5.00%, 3/27/56(1)	649,721	630,823
Subway Funding LLC, Series 2024-1A, Class A2I, SEQ, 6.03%, 7/30/54(1)	410,745	413,523
Towd Point Mortgage Trust, Series 2026-CES2, Class A1B, 4.92%, 2/25/66(1)	530,170	523,499
United Auto Credit Securitization Trust, Series 2026-1, Class D, 5.65%, 7/10/31(1)	709,000	707,206
Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55(1)	625,963	634,199
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.87%, 5/15/54(1)	475,000	489,000
Vertical Bridge CC LLC, Series 2025-1A, Class C, 7.45%, 8/16/55(1)	526,972	536,803
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54(1)	318,409	321,228
Westgate Resorts LLC, Series 2026-1A, Class C, 6.08%, 10/20/39(1)	372,786	372,836
TOTAL ASSET-BACKED SECURITIES (Cost $32,614,565)		32,337,306
U.S. TREASURY SECURITIES — 13.4%
U.S. Treasury Bonds, 4.625%, 11/15/55	2,565,000	2,421,921
U.S. Treasury Bonds, 4.75%, 2/15/56	7,015,000	6,762,899
U.S. Treasury Notes, 4.625%, 9/15/26(4)	505,000	506,273
U.S. Treasury Notes, 1.625%, 10/31/26(4)	478,000	473,784
U.S. Treasury Notes, 4.375%, 12/31/29(4)	695,000	701,624
U.S. Treasury Notes, 3.625%, 8/31/30	325,000	318,779
U.S. Treasury Notes, 3.625%, 9/30/30	405,000	397,129
U.S. Treasury Notes, 3.50%, 2/28/31	1,000,000	973,125
U.S. Treasury Notes, 3.875%, 3/31/31	7,150,000	7,069,004
U.S. Treasury Notes, 3.875%, 4/30/31	2,010,000	1,986,916

U.S. Treasury Notes, 4.125%, 5/31/31(2)	4,105,000	4,102,618
U.S. Treasury Notes, 4.25%, 3/31/33	5,005,000	4,997,962
TOTAL U.S. TREASURY SECURITIES (Cost $31,014,494)		30,712,034
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.6%
Private Sponsor Collateralized Mortgage Obligations — 7.2%
A&D Mortgage Trust, Series 2026-NQM2, Class A2, 5.01%, 3/25/71(1)	441,511	436,926
Angel Oak Mortgage Trust, Series 2020-5, Class A2, SEQ, VRN, 1.58%, 5/25/65(1)	179,234	174,244
Angel Oak Mortgage Trust, Series 2021-5, Class A1, VRN, 0.95%, 7/25/66(1)	341,335	296,782
Aspire Mortgage Trust, Series 2026-1, Class A2, 5.06%, 1/25/66(1)	572,893	568,962
Barclays Mortgage Loan Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 12/25/65(1)	891,810	882,914
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A3, 5.80%, 2/25/65(1)	396,730	397,705
Chase Home Lending Mortgage Trust, Series 2024-6, Class A9A, VRN, 6.00%, 5/25/55(1)	193,478	194,440
Chase Home Lending Mortgage Trust, Series 2024-7, Class A4, VRN, 6.00%, 6/25/55(1)	349,112	350,451
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	150,327	150,586
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(1)	270,714	271,092
COLT Mortgage Loan Trust, Series 2026-1, Class A2, 4.96%, 2/25/71(1)	635,676	629,497
Cross Mortgage Trust, Series 2026-NQM3, Class A2, 5.36%, 3/25/71(1)	758,841	755,887
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, VRN, 1.19%, 8/25/66(1)	181,371	160,886
Ellington Financial Mortgage Trust, Series 2024-CES1, Class A2, 5.80%, 1/26/60(1)	406,000	408,651
GS Mortgage-Backed Securities Trust, Series 2026-PJ7, Class A4, SEQ, VRN, 5.50%, 10/25/56(1)	625,000	625,665
JP Morgan Mortgage Trust, Series 2023-6, Class A4, SEQ, VRN, 6.00%, 12/26/53(1)	293,315	294,643
JP Morgan Mortgage Trust, Series 2023-7, Class A4A, SEQ, VRN, 5.50%, 2/25/54(1)	636,856	637,345
JP Morgan Mortgage Trust, Series 2023-8, Class A4, SEQ, VRN, 6.00%, 2/25/54(1)	521,875	524,250
JP Morgan Mortgage Trust, Series 2024-1, Class A4, SEQ, VRN, 6.00%, 6/25/54(1)	197,531	198,068
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	208,387	208,246
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	128,898	128,867
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(1)	2,631	2,624
JP Morgan Mortgage Trust, Series 2025-11, Class A4, SEQ, VRN, 5.50%, 5/25/56(1)	543,287	542,325
JP Morgan Mortgage Trust, Series 2025-5MPR, Class A3, 6.16%, 11/25/55(1)	407,178	407,163
JP Morgan Mortgage Trust, Series 2026-ACES1, Class A2, VRN, 5.16%, 4/25/66(1)	865,000	854,260
JP Morgan Mortgage Trust, Series 2026-NQM2, Class A2, 5.61%, 9/25/66(1)	1,042,797	1,042,337
JP Morgan Mortgage Trust, Series 2026-NQM3, Class A3, 5.84%, 10/25/66(1)	650,000	649,998
OBX Trust, Series 2025-NQM21, Class A1B, 4.99%, 10/25/65(1)	133,441	132,686
OBX Trust, Series 2025-NQM21, Class A2, 5.19%, 10/25/65(1)	1,002,585	997,373
PMT Loan Trust, Series 2025-CNF1, Class A8, SEQ, VRN, 5.00%, 10/25/56(1)	1,291,087	1,279,235
PMT Loan Trust, Series 2025-J5, Class A5, VRN, 5.50%, 1/25/57(1)	576,003	575,156
Radian Mortgage Capital Trust, Series 2025-J4, Class A15, SEQ, VRN, 5.00%, 3/25/56(1)	733,388	729,158
Sequoia Mortgage Trust, Series 2023-5, Class A1, VRN, 5.47%, 12/25/53(1)	695,435	684,934
Sequoia Mortgage Trust, Series 2025-6, Class A5, SEQ, VRN, 5.50%, 7/25/55(1)	363,944	363,360
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 7.01%, (30-day average SOFR plus 3.40%), 11/25/33(1)	60,127	60,422
		16,617,138
U.S. Government Agency Collateralized Mortgage Obligations — 0.4%
FHLMC, Series 377, Class C4, IO, 2.00%, 1/25/51	3,920,138	519,004
FNMA, Series 2022-R09, Class 2M1, VRN, 6.11%, (30-day average SOFR plus 2.50%), 9/25/42(1)	103,006	103,821
FNMA, Series 2024-R01, Class 1M1, VRN, 4.66%, (30-day average SOFR plus 1.05%), 1/25/44(1)	243,663	243,642
		866,467
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,451,325)		17,483,605
CONVERTIBLE PREFERRED SECURITIES — 4.6%
Banks — 4.1%
Banco Bilbao Vizcaya Argentaria SA, 6.125%	400,000	400,899
Banco Bilbao Vizcaya Argentaria SA, 9.375%(3)	420,000	460,658
Banco Mercantil del Norte SA, 5.875%(1)	130,000	129,036
Banco Santander SA, 4.75%	400,000	400,244

BNP Paribas SA, 8.50%(1)		1,120,000	1,183,299
Commerzbank AG, 7.50%		200,000	208,943
Credit Agricole SA, 4.75%(1)		445,000	433,364
HSBC Holdings PLC, 6.50%		646,000	654,967
HSBC Holdings PLC, 6.875%		400,000	411,053
ING Groep NV, 4.875%		743,000	716,711
ING Groep NV, 7.50%		400,000	413,454
Lloyds Banking Group PLC, 8.00%		818,000	873,092
Skandinaviska Enskilda Banken AB, 6.875%		1,000,000	1,017,366
Societe Generale SA, 9.375%(1)		785,000	830,334
Svenska Handelsbanken AB, 4.375%		200,000	198,955
Swedbank AB, 7.625%		1,000,000	1,036,502
			9,368,877
Capital Markets — 0.5%
UBS Group AG, 9.25%(1)		1,175,000	1,271,938
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $10,552,570)			10,640,815
PREFERRED SECURITIES — 3.6%
Banks — 1.0%
Bank of America Corp., 4.375%		385,000	382,628
Citigroup, Inc., 7.625%		915,000	953,981
JPMorgan Chase & Co., 3.65%		208,000	208,000
KeyCorp, 5.00%		590,000	589,959
M&T Bank Corp., 5.125%		240,000	240,911
			2,375,479
Capital Markets — 0.2%
Charles Schwab Corp., 4.00%		584,000	584,000
Chemicals — 0.1%
OCP SA, 6.74%(1)		237,000	235,822
Consumer Finance — 0.7%
Capital One Financial Corp., 3.95%		570,000	567,353
Capital One Financial Corp., 5.50%		620,000	622,895
Sumisho Air Lease Corp., 4.65%		340,000	339,839
			1,530,087
Electric Utilities — 0.3%
NRG Energy, Inc., 10.25%(1)		570,000	621,863
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp., 8.00%(1)		640,000	645,556
Multi-Utilities — 0.3%
Dominion Energy, Inc., 4.35%		752,000	750,866
Oil, Gas and Consumable Fuels — 0.7%
Energy Transfer LP, 6.50%		460,000	461,854
Energy Transfer LP, 6.625%		1,071,000	1,084,127
			1,545,981
TOTAL PREFERRED SECURITIES (Cost $8,240,441)			8,289,654
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.5%
Argentina — 0.4%
Ciudad Autonoma De Buenos Aires/Government Bonds, 7.80%, 11/26/33(1)		55,000	56,913
Ciudad Autonoma De Buenos Aires/Government Bonds, 7.05%, 5/13/36(1)		820,000	798,475
			855,388
New Zealand — 1.2%
New Zealand Government Bonds, 4.25%, 5/15/36	NZD	4,580,000	2,683,583
Saudi Arabia — 0.5%
Saudi Government International Bonds, 4.875%, 1/12/36(1)		1,150,000	1,137,321

Trinidad and Tobago — 0.2%
Trinidad & Tobago Government International Bonds, 6.50%, 1/28/36(1)		470,000	485,548
United Kingdom — 1.2%
U.K. Gilts, 4.75%, 10/22/35	GBP	2,115,000	2,836,207
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $7,842,420)			7,998,047
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.8%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 2.8%
FHLMC, 5.00%, 6/1/52		188,207	187,025
FHLMC, 5.00%, 11/1/54		6,338,237	6,258,997
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $6,473,307)			6,446,022
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.9%
Bank, Series 2020-BN26, Class D, 2.50%, 3/15/63(1)		991,000	739,016
BBCMS Mortgage Trust, Series 2019-C4, Class D, 3.25%, 8/15/52(1)		194,000	127,720
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)		363,000	272,817
BPR Commercial Mortgage Trust, Series 2025-STAR, Class B, VRN, 5.38%, 11/5/42(1)		606,000	599,981
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.55%, 3/11/44(1)		400,000	371,159
Citigroup Commercial Mortgage Trust, Series 2020-555, Class E, VRN, 3.50%, 12/10/41(1)		741,000	659,831
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 5.24%, (1-month SOFR plus 1.61%), 11/15/38(1)		414,000	410,356
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class D, 3.00%, 3/15/52(1)		301,000	239,368
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.67%, 12/10/34(1)		250,000	251,330
Velocity Commercial Capital Loan Trust, Series 2025-5, Class M1, VRN, 5.94%, 12/25/55(1)		400,731	402,537
Velocity Commercial Capital Loan Trust, Series 2026-1, Class M2, VRN, 5.89%, 2/25/56(1)		311,399	308,817
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,302,992)			4,382,932
MUNICIPAL SECURITIES — 1.0%
Build NYC Resource Corp. Rev., (RiverSpring Health Senior Living, Inc. Obligated Group), 7.00%, 12/15/30 (1)		1,465,000	1,446,953
Florida Local Government Finance Commission Rev., (Ponte Vedra Pine Co. LLC Obligated Group), 6.75%, 11/15/30 (1)		705,000	704,082
University of California College of the Law San Francisco Rev., 5.99%, 8/1/50 (BAM)		35,000	35,296
University of California College of the Law San Francisco Rev., 6.09%, 8/1/55 (BAM)		40,000	40,262
TOTAL MUNICIPAL SECURITIES (Cost $2,245,000)			2,226,593
BANK LOAN OBLIGATIONS(5) — 0.4%
Entertainment — 0.2%
Discovery Global Holdings, Inc., 2026 USD Term Loan B, 6/30/33(6)		525,000	526,559
Passenger Airlines — 0.2%
American Airlines, Inc., 2024 1st Lien Term Loan B, 5.94%, (6-month SOFR plus 2.25%), 2/15/28		470,450	465,452
TOTAL BANK LOAN OBLIGATIONS (Cost $990,845)			992,011
COLLATERALIZED LOAN OBLIGATIONS — 0.1%
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 5.89%, (1-month SOFR plus 2.26%), 9/15/35(1)		188,668	188,691
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 5.61%, (3-month SOFR plus 1.96%), 11/15/28(1)		11,462	11,469
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $199,165)			200,160
SHORT-TERM INVESTMENTS — 2.2%
Money Market Funds — 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class		3,832,144	3,832,144
State Street Navigator Securities Lending Government Money Market Portfolio(7)		1,372,468	1,372,468
TOTAL SHORT-TERM INVESTMENTS (Cost $5,204,612)			5,204,612
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $230,924,980)			230,935,183
OTHER ASSETS AND LIABILITIES — (0.5)%			(1,223,271)
TOTAL NET ASSETS — 100.0%			$229,711,912

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	253,785	CAD	346,940	Citibank NA	6/17/26	$1,963
USD	2,783,328	GBP	2,061,753	Morgan Stanley & Co. LLC	6/17/26	6,848
USD	2,662,266	NZD	4,508,826	Goldman Sachs & Co. LLC	6/17/26	(39,093)
						$(30,282)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	119	September 2026	$13,069,547	$33,041
U.S. Treasury 10-Year Ultra Notes	182	September 2026	20,398,219	84,851
U.S. Treasury 2-Year Notes	138	September 2026	28,505,625	28,846
U.S. Treasury Long Bonds	12	September 2026	1,346,625	7,945
U.S. Treasury Ultra Bonds	28	September 2026	3,203,375	17,486
			$66,523,391	$172,169
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 46	Buy	(5.00)%	6/20/31	$8,860,500	$(635,457)	$(188,768)	$(824,225)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount		Value^
Morgan Stanley	BZDIOVRA	Pay	12.98%	1/2/31	BRL	12,000,000	$(91,092)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
BAM	–	Build America Mutual Assurance Corp.
BRL	–	Brazilian Real
BZDIOVRA	–	Brazil Interbank Deposit Rate
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
IO	–	Interest Only
NZD	–	New Zealand Dollar
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $119,725,472, which represented 52.1% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,641,887. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,591,705.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(6)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(7)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,688,039, which includes securities collateral of $315,571.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.  Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$104,021,392	—
Asset-Backed Securities	—	32,337,306	—
U.S. Treasury Securities	—	30,712,034	—
Collateralized Mortgage Obligations	—	17,483,605	—
Convertible Preferred Securities	—	10,640,815	—
Preferred Securities	—	8,289,654	—
Sovereign Governments and Agencies	—	7,998,047	—
U.S. Government Agency Mortgage-Backed Securities	—	6,446,022	—
Commercial Mortgage-Backed Securities	—	4,382,932	—
Municipal Securities	—	2,226,593	—
Bank Loan Obligations	—	992,011	—
Collateralized Loan Obligations	—	200,160	—
Short-Term Investments	$5,204,612	—	—
	$5,204,612	$225,730,571	—
Other Financial Instruments
Futures Contracts	$172,169	—	—
Forward Foreign Currency Exchange Contracts	—	$8,811	—
	$172,169	$8,811	—
Liabilities
Other Financial Instruments
Swap Agreements	—	$915,317	—
Forward Foreign Currency Exchange Contracts	—	39,093	—
	—	$954,410	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.